Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
Interest	$ 413	$ 382	$ 358
Amortization of debt issuance costs and discounts	11	9	6
Less allowance for funds used during construction – capitalized interest portion	(19)	(16)	(13)
Total interest expense and related charges	$ 405	$ 375	$ 351